Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio of Investments (Unaudited)
September 30, 2020

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 46.6%
Aerospace & Defense - 1.3%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$149,940
3.45%, 11/1/28	100,000	100,193
5.81%, 5/1/50	100,000	120,978
Northrop Grumman Corp.
3.25%, 1/15/28	300,000	337,072
4.75%, 6/1/43	50,000	65,121
Raytheon Technologies Corp.
3.95%, 8/16/25	275,000	312,520
4.13%, 11/16/28	75,000	88,809
4.05%, 5/4/47	25,000	29,852
4.63%, 11/16/48	25,000	32,652
		1,237,137
Agriculture - 0.4%
Altria Group, Inc., 3.80%, 2/14/24	$150,000	163,954
BAT Capital Corp.
2.26%, 3/25/28	150,000	150,744
4.76%, 9/6/49	25,000	27,152
		341,850
Auto Manufacturers - 0.4%
General Motors Co., 4.00%, 4/1/25	50,000	53,762
General Motors Financial Co., Inc.
4.30%, 7/13/25	75,000	81,592
5.65%, 1/17/29	25,000	29,163
Nissan Motor Co. Ltd., 3.04%, 9/15/23(a)	225,000	228,086
		392,603
Banks - 11.6%
Banco Santander SA
2.75%, 5/28/25	200,000	209,791
4.25%, 4/11/27	200,000	226,112
Bank of America Corp.
3.86%, (3 Month US Libor + 0.94%), 7/23/24(b)	150,000	162,448
4.20%, 8/26/24	165,000	183,750
4.18%, 11/25/27	25,000	28,643
3.42%, (3 Month US Libor + 1.04%), 12/20/28(b)	108,000	120,180
4.27%, (3 Month US Libor + 1.31%), 7/23/29(b)	125,000	146,633
2.88%, (3 Month US Libor + 1.19%), 10/22/30(b)	100,000	108,009
2.50%, (3 Month US Libor + 0.99%), 2/13/31(b)	25,000	26,284
2.59%, (SOFR + 2.15%), 4/29/31(b)	750,000	797,941
6.11%, 1/29/37	100,000	141,165
Barclays PLC
4.61%, (3 Month US Libor + 1.40%), 2/15/23(b)	225,000	235,460
2.85%, (3 Month US Libor + 2.45%), 5/7/26(b)	200,000	208,017

	Shares/ Principal	Fair Value

Banks (continued)
BNP Paribas SA, 3.38%, 1/9/25(a)	$252,000	$273,337
BPCE SA, 4.00%, 9/12/23(a)	250,000	271,513
Citigroup, Inc.
3.50%, 5/15/23	150,000	160,293
4.04%, (3 Month US Libor + 1.02%), 6/1/24(b)	105,000	113,752
4.60%, 3/9/26	75,000	85,976
3.40%, 5/1/26	200,000	222,304
3.67%, (3 Month US Libor + 1.39%), 7/24/28(b)	50,000	56,206
4.13%, 7/25/28	100,000	115,181
2.98%, (SOFR + 1.42%), 11/5/30(b)	100,000	108,113
4.41%, (SOFR + 3.91%), 3/31/31(b)	75,000	89,904
Comerica Bank, 2.50%, 7/23/24	300,000	319,022
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	255,000	297,343
Deutsche Bank AG, 2.22%, (SOFR + 2.16%), 9/18/24(b)	150,000	151,043
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	90,027
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26(b)	225,000	224,138
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	170,914
ING Groep NV, 4.63%, 1/6/26(a)	225,000	263,896
JPMorgan Chase & Co.
3.56%, (3 Month US Libor + 0.73%), 4/23/24(b)	40,000	42,892
3.80%, (3 Month US Libor + 0.89%), 7/23/24(b)	50,000	54,164
4.02%, (3 Month US Libor + 1.00%), 12/5/24(b)	350,000	384,065
2.30%, (SOFR + 1.16%), 10/15/25(b)	225,000	236,728
3.30%, 4/1/26	225,000	249,338
2.95%, 10/1/26	200,000	220,094
3.96%, (3 Month US Libor + 1.25%), 1/29/27(b)	175,000	199,306
3.51%, (3 Month US Libor + 0.95%), 1/23/29(b)	125,000	140,601
2.96%, (SOFR + 2.52%), 5/13/31(b)	50,000	53,645
Mitsubishi UFJ Financial Group, Inc., 3.75%, 7/18/39	225,000	259,953
Morgan Stanley
3.74%, (3 Month US Libor + 0.85%), 4/24/24(b)	50,000	53,821
3.70%, 10/23/24	275,000	305,101
2.72%, (SOFR + 1.15%), 7/22/25(b)	75,000	79,670
3.63%, 1/20/27	400,000	453,304
3.95%, 4/23/27	75,000	85,018
4.43%, (3 Month US Libor + 1.63%), 1/23/30(b)	100,000	119,482

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Banks (continued)
2.70%, (SOFR + 1.14%), 1/22/31(b)	$200,000	$213,039
3.62%, (SOFR + 3.12%), 4/1/31(b)	75,000	86,174
Natwest Group PLC, 4.52%, (3 Month US Libor + 1.55%), 6/25/24(b)	300,000	323,348
Regions Financial Corp., 3.80%, 8/14/23	23,000	24,937
Santander UK PLC, 2.88%, 6/18/24	225,000	240,223
Standard Chartered PLC, 4.25%, (3 Month US Libor + 1.15%), 1/20/23(a),(b)	375,000	389,061
Wells Fargo & Co.
3.75%, 1/24/24	55,000	59,759
3.55%, 9/29/25	125,000	139,161
3.00%, 10/23/26	325,000	355,255
4.30%, 7/22/27	100,000	114,576
4.15%, 1/24/29	25,000	29,402
5.01%, (3 Month US Libor + 4.24%), 4/4/51(b)	25,000	34,216
Westpac Banking Corp., 4.11%, (US 5 Year CMT + 2.00%), 7/24/34(b)	75,000	84,593
		10,638,321
Beverages - 1.7%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	200,000	241,604
4.90%, 2/1/46	450,000	554,863
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	175,000	208,678
Constellation Brands, Inc.
4.40%, 11/15/25	200,000	232,516
3.60%, 2/15/28	100,000	113,071
3.15%, 8/1/29	125,000	136,450
Keurig Dr Pepper, Inc.
5.09%, 5/25/48	25,000	33,460
3.80%, 5/1/50	25,000	28,763
		1,549,405
Biotechnology - 0.3%
Amgen, Inc., 3.13%, 5/1/25	175,000	192,137
Royalty Pharma PLC, 1.20%, 9/2/25(a)	100,000	99,658
		291,795
Building Materials - 0.5%
Carrier Global Corp.
2.49%, 2/15/27(a)	225,000	235,267
2.72%, 2/15/30(a)	200,000	209,207
		444,474
Chemicals - 0.7%
DuPont de Nemours, Inc., 4.21%, 11/15/23	175,000	192,160
Nutrition & Biosciences, Inc.
1.83%, 10/15/27(a)	100,000	100,453
2.30%, 11/1/30(a)	200,000	201,684

	Shares/ Principal	Fair Value

Chemicals (continued)
Sherwin-Williams Co. (The), 4.50%, 6/1/47	$100,000	$124,228
		618,525
Commercial Services - 0.7%
Global Payments, Inc.
2.65%, 2/15/25	75,000	79,595
3.20%, 8/15/29	50,000	54,537
PayPal Holdings, Inc.
1.65%, 6/1/25	225,000	233,037
2.65%, 10/1/26	225,000	245,516
S&P Global, Inc., 2.95%, 1/22/27	50,000	55,937
		668,622
Computers - 1.3%
Amdocs Ltd., 2.54%, 6/15/30	75,000	77,893
Apple, Inc., 3.25%, 2/23/26	175,000	196,739
Dell International LLC / EMC Corp.
5.45%, 6/15/23(a)	200,000	219,265
6.02%, 6/15/26(a)	175,000	205,481
Hewlett Packard Enterprise Co.
4.45%, 10/2/23	225,000	247,259
4.65%, 10/1/24	100,000	113,080
4.90%, 10/15/25	50,000	57,210
6.35%, 10/15/45	60,000	76,476
		1,193,403
Diversified Financial Services - 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	175,000	181,256
Air Lease Corp.
2.30%, 2/1/25	175,000	172,188
3.38%, 7/1/25	100,000	102,186
3.75%, 6/1/26	175,000	178,059
American Express Co.
2.50%, 7/30/24	35,000	37,251
3.63%, 12/5/24	175,000	193,416
Avolon Holdings Funding Ltd.
3.95%, 7/1/24(a)	75,000	71,190
2.88%, 2/15/25(a)	150,000	137,490
Capital One Financial Corp.
3.50%, 6/15/23	75,000	80,195
3.30%, 10/30/24	65,000	70,451
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	250,000	267,396
Intercontinental Exchange, Inc., 3.00%, 6/15/50	50,000	51,676
Mastercard, Inc., 3.30%, 3/26/27	50,000	56,995
Nasdaq, Inc., 3.25%, 4/28/50	25,000	26,110
Visa, Inc., 3.15%, 12/14/25	100,000	111,884
		1,737,743

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Electric - 3.0%
Alliant Energy Finance LLC, 3.75%, 6/15/23(a)	$50,000	$53,686
Ameren Corp., 3.50%, 1/15/31	25,000	28,576
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	51,353
Arizona Public Service Co., 2.95%, 9/15/27	175,000	190,822
Avangrid, Inc., 3.20%, 4/15/25	50,000	54,986
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	50,000	56,692
3.70%, 7/15/30(a)	75,000	88,161
6.13%, 4/1/36	74,000	105,640
4.25%, 10/15/50(a)	25,000	31,125
Dominion Energy, Inc.
3.07%, 8/15/24(c)	175,000	188,369
3.38%, 4/1/30	50,000	56,377
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	30,941
Duke Energy Corp., 3.15%, 8/15/27	200,000	220,765
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(a)	100,000	100,213
Entergy Corp., 2.95%, 9/1/26	175,000	193,031
Exelon Corp., 4.05%, 4/15/30	50,000	58,652
FirstEnergy Corp.
2.65%, 3/1/30	150,000	152,107
2.25%, 9/1/30	50,000	48,902
MidAmerican Energy Co., 3.65%, 4/15/29	75,000	89,359
NRG Energy, Inc., 3.75%, 6/15/24(a)	150,000	160,126
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	24,189
2.50%, 2/1/31	50,000	47,574
3.30%, 8/1/40	25,000	22,958
3.50%, 8/1/50	50,000	45,081
Sempra Energy, 3.40%, 2/1/28	125,000	137,477
Southern California Edison Co., 4.20%, 3/1/29	100,000	114,460
Southern Co. (The), 3.25%, 7/1/26	350,000	390,551
		2,742,173
Engineering & Construction - 0.2%
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	170,750

Environmental Control - 0.2%
Republic Services, Inc., 2.50%, 8/15/24	150,000	159,662

Food - 0.3%
JM Smucker Co. (The), 2.38%, 3/15/30	50,000	52,177
Mars, Inc., 2.70%, 4/1/25(a)	50,000	53,924
Sysco Corp., 6.60%, 4/1/50	50,000	70,187

	Shares/ Principal	Fair Value

Food (continued)
Tyson Foods, Inc., 3.90%, 9/28/23	$125,000	$136,583
		312,871
Gas - 0.6%
East Ohio Gas Co. (The)
1.30%, 6/15/25(a)	50,000	50,965
2.00%, 6/15/30(a)	25,000	25,894
NiSource, Inc.
3.49%, 5/15/27	400,000	445,812
3.60%, 5/1/30	25,000	28,487
		551,158
Hand & Machine Tools - 0.2%
Stanley Black & Decker, Inc., 4.25%, 11/15/28	125,000	151,897

Healthcare-Products - 1.0%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	50,000	54,359
DH Europe Finance II SARL
2.20%, 11/15/24	125,000	132,079
2.60%, 11/15/29	50,000	54,358
3.25%, 11/15/39	100,000	111,856
Stryker Corp., 1.95%, 6/15/30	175,000	178,614
Thermo Fisher Scientific, Inc., 3.65%, 12/15/25	200,000	225,390
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	175,000	195,949
		952,605
Healthcare-Services - 0.3%
Sutter Health, 4.09%, 8/15/48	225,000	266,587

Insurance - 1.3%
AIA Group Ltd., 3.20%, 3/11/25(a)	200,000	214,509
American International Group, Inc.
3.90%, 4/1/26	175,000	199,554
4.20%, 4/1/28	75,000	86,978
3.40%, 6/30/30	125,000	138,420
Great-West Lifeco Finance 2018 LP, 4.05%, 5/17/28(a)	50,000	58,440
Marsh & McLennan Cos., Inc., 4.38%, 3/15/29	100,000	121,078
New York Life Insurance Co., 3.75%, 5/15/50(a)	50,000	56,371
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	83,447
2.13%, 6/15/30	100,000	103,011
Willis North America, Inc., 2.95%, 9/15/29	50,000	53,879
XLIT Ltd., 4.45%, 3/31/25	50,000	56,548
		1,172,235
Internet - 0.1%
Amazon.com, Inc., 3.88%, 8/22/37	50,000	62,251

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Internet (continued)
Booking Holdings, Inc., 4.10%, 4/13/25	$25,000	$28,131
		90,382
Investment Companies - 0.2%
Huarong Finance 2019 Co. Ltd., 3.75%, 5/29/24	200,000	209,040

Iron & Steel - 0.0%†
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	31,301

Machinery-Diversified - 0.4%
Otis Worldwide Corp.
2.29%, 4/5/27	50,000	53,183
2.57%, 2/15/30	250,000	268,683
		321,866
Media - 1.4%
Comcast Corp.
3.70%, 4/15/24	150,000	165,644
3.10%, 4/1/25	50,000	55,091
3.95%, 10/15/25	125,000	143,474
3.30%, 4/1/27	125,000	141,344
4.15%, 10/15/28	325,000	391,631
3.75%, 4/1/40	25,000	29,237
Fox Corp.
4.03%, 1/25/24	75,000	82,570
4.71%, 1/25/29	50,000	59,914
Walt Disney Co. (The), 3.70%, 9/15/24	200,000	221,449
		1,290,354
Mining - 0.5%
Glencore Funding LLC, 4.63%, 4/29/24(a)	250,000	275,413
Newcrest Finance Pty Ltd., 3.25%, 5/13/30(a)	25,000	27,270
Newmont Corp., 2.25%, 10/1/30	150,000	154,803
		457,486
Miscellaneous Manufacturing - 0.2%
General Electric Co.
2.70%, 10/9/22	25,000	25,917
3.10%, 1/9/23	75,000	78,705
3.45%, 5/1/27	25,000	26,469
4.35%, 5/1/50	75,000	76,471
		207,562
Oil & Gas - 1.9%
BP Capital Markets America, Inc.
3.22%, 4/14/24	25,000	26,952
3.41%, 2/11/26	50,000	55,806
4.23%, 11/6/28	50,000	59,285
Concho Resources, Inc., 2.40%, 2/15/31	50,000	47,362
Gazprom PJSC Via Gaz Capital SA, 4.95%, 3/23/27	400,000	444,780
Marathon Petroleum Corp.
4.50%, 5/1/23	125,000	134,901

	Shares/ Principal	Fair Value
Oil & Gas (continued)
3.63%, 9/15/24	$50,000	$53,452
3.80%, 4/1/28	25,000	27,157
Occidental Petroleum Corp., 2.90%, 8/15/24	300,000	254,529
Phillips 66
3.70%, 4/6/23	75,000	80,285
3.85%, 4/9/25	25,000	27,769
3.90%, 3/15/28	150,000	169,361
Suncor Energy, Inc.
2.80%, 5/15/23	50,000	52,406
3.10%, 5/15/25	75,000	80,570
Valero Energy Corp.
2.70%, 4/15/23	150,000	155,412
2.85%, 4/15/25	75,000	78,706
		1,748,733
Pharmaceuticals - 1.5%
AbbVie, Inc.
3.75%, 11/14/23	125,000	136,401
4.05%, 11/21/39(a)	125,000	143,745
4.88%, 11/14/48	25,000	31,746
4.25%, 11/21/49(a)	175,000	207,756
Bristol Myers Squibb Co., 3.90%, 2/20/28	25,000	29,632
Cigna Corp., 3.40%, 3/15/50	200,000	209,375
CVS Health Corp.
2.63%, 8/15/24	30,000	31,977
3.88%, 7/20/25	25,000	28,166
4.78%, 3/25/38	75,000	91,379
Pfizer, Inc., 2.63%, 4/1/30	25,000	27,952
Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	205,000	207,018
Zoetis, Inc., 2.00%, 5/15/30	225,000	231,757
		1,376,904
Pipelines - 2.0%
Energy Transfer Operating LP
4.20%, 9/15/23	175,000	184,704
2.90%, 5/15/25	100,000	100,540
5.25%, 4/15/29	100,000	107,361
5.30%, 4/15/47	50,000	46,437
Enterprise Products Operating LLC, 3.70%, 2/15/26	300,000	336,466
MPLX LP
4.80%, 2/15/29	50,000	57,242
2.65%, 8/15/30	125,000	122,008
4.50%, 4/15/38	75,000	76,781
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	100,000	109,537
5.63%, 3/1/25	275,000	314,556
5.00%, 3/15/27	100,000	112,793

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Pipelines (continued)
Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47	$100,000	$94,417
Williams Cos., Inc. (The), 4.00%, 9/15/25	175,000	194,009
		1,856,851
REITS - 2.9%
Agree LP, 2.90%, 10/1/30	25,000	25,930
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/26	75,000	86,002
3.38%, 8/15/31	75,000	84,630
American Campus Communities Operating Partnership LP, 3.88%, 1/30/31	50,000	54,600
American Homes 4 Rent LP, 4.90%, 2/15/29	50,000	59,630
American Tower Corp.
3.38%, 5/15/24	200,000	216,541
2.40%, 3/15/25	125,000	132,103
2.10%, 6/15/30	100,000	100,648
Camden Property Trust
3.15%, 7/1/29	75,000	83,329
2.80%, 5/15/30	75,000	81,719
Crown Castle International Corp.
3.15%, 7/15/23	100,000	106,343
3.65%, 9/1/27	75,000	83,923
3.30%, 7/1/30	25,000	27,339
CubeSmart LP, 4.38%, 12/15/23	75,000	82,412
Duke Realty LP, 1.75%, 7/1/30	75,000	74,656
Essex Portfolio LP, 3.00%, 1/15/30	75,000	80,606
Federal Realty Investment Trust, 3.25%, 7/15/27	150,000	159,281
Healthcare Realty Trust, Inc., 2.05%, 3/15/31	50,000	49,292
Kilroy Realty LP, 4.75%, 12/15/28	100,000	116,078
Mid-America Apartments LP, 1.70%, 2/15/31	75,000	73,846
National Retail Properties, Inc., 3.90%, 6/15/24	45,000	48,697
Regency Centers LP, 2.95%, 9/15/29	125,000	129,498
Simon Property Group LP, 2.75%, 6/1/23	79,000	82,667
Spirit Realty LP, 3.40%, 1/15/30	100,000	99,425
UDR, Inc., 2.10%, 8/1/32	25,000	24,791
VEREIT Operating Partnership LP
4.63%, 11/1/25	200,000	220,981
4.88%, 6/1/26	75,000	83,627
3.40%, 1/15/28	25,000	26,102
WP Carey, Inc.
4.60%, 4/1/24	25,000	27,707
4.00%, 2/1/25	30,000	32,817

	Shares/ Principal	Fair Value
REITS (continued)
3.85%, 7/15/29	$75,000	$81,075
		2,636,295
Retail - 0.9%
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(a)	50,000	55,963
Costco Wholesale Corp.
1.38%, 6/20/27	50,000	51,215
1.75%, 4/20/32	75,000	76,948
Dollar Tree, Inc.
4.00%, 5/15/25	75,000	84,613
4.20%, 5/15/28	125,000	147,004
Lowe's Cos., Inc., 5.00%, 4/15/40	75,000	98,312
McDonald's Corp., 4.45%, 9/1/48	25,000	31,130
Starbucks Corp., 3.80%, 8/15/25	150,000	169,606
Walmart, Inc., 4.05%, 6/29/48	75,000	97,882
		812,673
Savings & Loans - 0.2%
Nationwide Building Society, 3.96%, (3 Month US Libor + 1.86%), 7/18/30(a),(b)	200,000	225,826

Semiconductors - 1.8%
Applied Materials, Inc., 1.75%, 6/1/30	50,000	51,519
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.63%, 1/15/24	240,000	258,130
3.13%, 1/15/25	225,000	239,682
3.50%, 1/15/28	26,000	28,092
Broadcom, Inc.
3.63%, 10/15/24	150,000	163,556
4.70%, 4/15/25	250,000	284,078
4.25%, 4/15/26	125,000	140,828
3.46%, 9/15/26	234,000	256,258
Lam Research Corp., 1.90%, 6/15/30	75,000	77,820
Microchip Technology, Inc., 3.92%, 6/1/21	75,000	76,660
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.40%, 5/1/30(a)	50,000	54,735
		1,631,358
Software - 1.0%
Fiserv, Inc.
3.80%, 10/1/23	50,000	54,557
2.75%, 7/1/24	150,000	160,242
3.20%, 7/1/26	150,000	166,656
4.20%, 10/1/28	100,000	118,761
Intuit, Inc.
1.35%, 7/15/27	50,000	50,790
1.65%, 7/15/30	50,000	50,797
Oracle Corp.
3.60%, 4/1/40	75,000	85,910
3.60%, 4/1/50	75,000	84,538

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Software (continued)
ServiceNow, Inc., 1.40%, 9/1/30	$175,000	$170,953
		943,204
Telecommunications - 3.6%
AT&T, Inc.
4.25%, 3/1/27	150,000	174,156
2.30%, 6/1/27	450,000	471,282
2.75%, 6/1/31	125,000	131,882
5.25%, 3/1/37	125,000	156,290
4.90%, 8/15/37	50,000	60,420
3.50%, 6/1/41	100,000	105,066
T-Mobile USA, Inc.
3.50%, 4/15/25(a)	125,000	137,162
1.50%, 2/15/26(a)	50,000	50,386
3.75%, 4/15/27(a)	200,000	224,428
2.05%, 2/15/28(a)	225,000	230,360
3.88%, 4/15/30(a)	150,000	170,193
2.55%, 2/15/31(a)	100,000	103,461
3.00%, 2/15/41(a)	50,000	49,474
Verizon Communications, Inc.
3.38%, 2/15/25	25,000	27,864
4.33%, 9/21/28	313,000	379,512
3.88%, 2/8/29	75,000	88,725
4.02%, 12/3/29	25,000	29,937
3.15%, 3/22/30	100,000	113,003
5.25%, 3/16/37	100,000	138,486
4.86%, 8/21/46	175,000	238,962
Vodafone Group PLC, 3.75%, 1/16/24	200,000	218,339
		3,299,388
Transportation - 0.1%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	85,391
FedEx Corp., 3.40%, 2/15/28	25,000	28,003
		113,394
Total Corporate Bonds and Notes (Cost - $39,312,991)		42,846,433
Agency Mortgage Backed Securities - 40.4%
Federal Home Loan Mortgage Corporation - 3.5%
Freddie Mac Gold Pool
4.00%, 3/1/48	303,566	324,990
4.00%, 4/1/48	328,646	351,840
Freddie Mac Pool
4.00%, 1/1/49	737,078	802,322
5.00%, 10/1/49	1,473,320	1,612,358
5.00%, 1/1/50	100,769	110,613
		3,202,123
Federal National Mortgage Association - 11.6%
Fannie Mae Pool
4.50%, 6/1/31	545,086	605,452
5.00%, 11/1/48	608,207	684,944
5.00%, 5/1/50	879,109	962,072

	Shares/ Principal	Fair Value
Federal National Mortgage Association (continued)
Federal National Mortgage Association
3.00%, 10/1/50(d)	$2,000,000	$2,095,000
3.50%, 10/1/50(d)	4,000,000	4,216,250
4.00%, 10/1/50(d)	1,000,000	1,066,406
3.00%, 11/1/50(d)	1,000,000	1,047,773
		10,677,897
Government National Mortgage Association - 25.3%
Ginnie Mae
2.00%, 10/20/50(d)	4,000,000	4,155,625
2.50%, 10/20/50(d)	2,000,000	2,099,375
2.00%, 11/20/50(d)	4,000,000	4,146,875
2.50%, 11/20/50(d)	3,000,000	3,143,555
Ginnie Mae II Pool
4.50%, 2/20/48	431,797	467,777
4.50%, 5/20/48	479,274	516,016
4.50%, 8/20/48	594,670	638,818
5.00%, 8/20/48	132,360	144,332
4.50%, 9/20/48	2,111,306	2,273,166
5.00%, 10/20/48	794,575	863,183
5.00%, 11/20/48	510,115	554,161
5.00%, 12/20/48	330,533	359,073
5.00%, 1/20/49	827,192	901,625
4.00%, 2/20/49	634,423	676,157
4.50%, 3/20/49	21,501	23,095
5.00%, 3/20/49	516,136	565,862
4.00%, 5/20/49	608,595	646,690
4.50%, 5/20/49	29,473	31,554
4.50%, 10/20/49	947,699	1,014,615
		23,221,554
Total Agency Mortgage Backed Securities (Cost - $36,657,036)		37,101,574

Asset Backed and Commercial Backed Securities - 7.4%

522 Funding CLO I Ltd., 1.31%, (3 Month US Libor + 1.04%), 4/20/31 (a),(b)	1,500,000	1,467,290
ACIS CLO 2014-4 Ltd., 1.67%, (3 Month US Libor + 1.42%), 5/1/26 (a),(b)	110,068	109,886
Catamaran CLO 2013-1 Ltd., 1.09%, (3 Month US Libor + 0.85%), 1/27/28 (a),(b)	350,750	345,696
CBAM 2018-5 Ltd., 1.29%, (3 Month US Libor + 1.02%), 4/17/31 (a),(b)	350,000	345,198
Elmwood CLO IV Ltd., 2.42%, (3 Month US Libor + 1.24%), 4/15/33 (a),(b)	600,000	595,229
Harben Finance 2017-1 PLC, 0.87%, (3 Month GBP Libor + 0.80%), 8/20/56 (b)	93,657	120,906
Kentucky Higher Education Student Loan Corp., 0.75%, (1 Month US Libor + 0.60%), 9/1/28 (b)	657,044	645,026

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal		Fair Value
Asset Backed and Commercial Backed Securities (continued)

London Wall Mortgage Capital PLC, 0.92%, (3 Month GBP Libor + 0.85%), 11/15/49 (b)	$118,947		$153,194
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000		259,083
Morgan Stanley Capital I Trust 2020-L4, 2.70%, 2/15/53	500,000		545,655
OCP CLO 2015-10 Ltd., 1.06%, (3 Month US Libor + 0.82%), 10/26/27 (a),(b)	372,741		370,323
PHEAA Student Loan Trust 2012-1, 0.70%, (1 Month US Libor + 0.55%), 5/25/57 (a),(b)	265,907		258,337
Scholar Funding Trust 2010-A, 1.00%, (3 Month US Libor + 0.75%), 10/28/41 (a),(b)	36,407		34,928
TICP CLO X Ltd., 1.27%, (3 Month US Libor + 1.00%), 4/20/31 (a),(b)	1,550,000		1,529,459
Wells Fargo Mortgage Backed Securities 2019-3 Trust, 3.50%, 7/25/49 (a),(b)	52,574		54,003
Total Asset Backed and Commercial Backed Securities (Cost - $6,933,222)			6,834,213
Sovereign Debts - 1.7%
Colombia Government International Bond, 3.00%, 1/30/30	200,000		204,500
Mexico Government International Bond
1.63%, 4/8/26	100,000	EUR	117,750
3.25%, 4/16/30	290,000		297,050
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26	520,000		597,210
Peruvian Government International Bond, 2.78%, 1/23/31	10,000		10,805
Qatar Government International Bond, 4.50%, 4/23/28 (a)	200,000		239,000
Romanian Government International Bond, 2.00%, 1/28/32 (a)	70,000	EUR	80,823
Total Sovereign Debts (Cost - $1,412,803)			1,547,138

Municipal Bonds - 0.9%
Metropolitan Transportation Authority, 5.18%, 11/15/49	160,000		174,690
New Jersey Turnpike Authority, 7.10%, 1/1/41	25,000		41,065
State of California, 7.60%, 11/1/40	175,000		315,234
State of Illinois, 5.10%, 6/1/33 (e)	325,000		328,442
Total Municipal Bonds (Cost - $775,357)			859,431

	Shares/ Principal	Fair Value
Short-Term Investments - 24.0%
Money Market Funds - 24.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(f) (Cost - $22,039,690)	22,039,690	$22,039,690

Total Investments - 121.0% (Cost - $107,131,099)		$111,228,479
Other Assets Less Liabilities - Net (21.0)%		(19,338,968)
Total Net Assets - 100.0%		$91,889,511

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2020, these securities amounted to $11,356,096 or 12.4% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	Step coupon.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	Sinking bond security.
(f)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	Credit Suisse	7	12/21/2020	$976,719	$(425)
U.S. 2 Year Note Future	Credit Suisse	5	12/31/2020	1,104,805	403
U.S. Long Bond Future	Credit Suisse	8	12/21/2020	1,410,250	2,058
U.S. Ultra Bond Future	Credit Suisse	40	12/21/2020	8,872,500	(25,158)

					(23,122)
Short Futures Contracts
U.S. 10 Year Ultra Future	Credit Suisse	18	12/21/2020	2,878,594	1,690
U.S. 5 Year Note Future	Credit Suisse	20	12/31/2020	2,520,625	(674)

					1,016
Total Net Unrealized Depreciation on Futures Contracts					$(22,106)

Interest Rate Swaptions Written

Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	Put - IRS SWAPTION	Pays 6 Month BP Libor	Receives 0.35%	10/02/20	510,000 GBP	$(84)	$(4,625)	$4,541
Bank of America	Put - IRS SWAPTION	Pays 6 Month BP Libor	Receives 0.35%	10/21/20	520,000 GBP	(1,502)	(5,384)	3,882
Bank of America	Put - IRS SWAPTION	Receives 6 Month Euribor	Pays 0.20%	12/03/20	550,000 EUR	(4,434)	(5,453)	1,019
Bank of America	Put - IRS SWAPTION	Pays 6 Month Euribor	Receives 0.10%	12/02/20	550,000 EUR	(304)	(1,184)	880
Bank of America	Put - IRS SWAPTION	Receives 6 Month Euribor	Pays 0.15%	12/02/20	550,000 EUR	(6,260)	(7,103)	843

Total Net Unrealized Appreciation on Written Interest Rate Swaptions							$(23,749)	$11,165

*	The Fund may receive or pay a variable rate.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2020

Interest Rate Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Quarterly	0.75%	3 Month US Libor	12/16/22	4,990,000	USD	$53,220	$51,124	$2,096
Credit Suisse	Semi-Annually	1.25%	3 Month Canadian Dollar Offered Rate	12/18/23	4,810,000	CAD	67,389	65,543	1,846
Credit Suisse	Quarterly	3 Month US Libor	0.75%	12/18/23	3,630,000	USD	(55,594)	(54,962)	(632)
Credit Suisse	Semi-Annually	0.84%	3 Month Canadian Dollar Offered Rate	06/24/24	3,440,000	CAD	2,816	1,416	1,400
Credit Suisse	Quarterly	3 Month US Libor	1 Month US Libor	07/25/24	1,900,000	USD	1,175	35	1,140
Credit Suisse	Semi-Annually	0.81%	3 Month Canadian Dollar Offered Rate	09/30/24	1,850,000	CAD	–	153	(153)
Credit Suisse	Semi-Annually	0.55%	6 Month Australian Bill	05/16/25	2,990,000	AUD	12,624	(1,720)	14,344
Credit Suisse	Semi-Annually	6 Month Euribor	-0.31%	05/19/25	2,210,000	EUR	(8,301)	2,001	(10,302)
Credit Suisse	Semi-Annually	0.75%	6 Month Norway Ibor	12/16/25	18,090,000	NOK	11,366	7,514	3,852
Credit Suisse	Semi-Annually	6 Month Euribor	-0.25%	12/16/25	2,590,000	EUR	(25,977)	(24,542)	(1,435)
Credit Suisse	Semi-Annually	6 Month GBP Libor	0.50%	12/16/25	450,000	GBP	(8,324)	(8,280)	(44)
Credit Suisse	Quarterly	0.00%	3 Month Stibor	12/16/25	10,010,000	SEK	(4,494)	(3,736)	(758)
Credit Suisse	Semi-Annually	-0.50%	6 Month CHF Libor	12/16/27	1,090,000	CHF	(1,990)	(4,283)	2,293
Credit Suisse	Semi-Annually	6 Month Euribor	-0.25%	12/16/27	1,050,000	EUR	(8,293)	(6,340)	(1,953)
Credit Suisse	Semi-Annually	0.92%	6 Month Australian Bill	09/04/28	1,130,000	AUD	4,239	(271)	4,510
Credit Suisse	Quarterly	0.98%	3 Month US Libor	05/21/30	1,190,000	USD	(2,563)	1,555	(4,118)
Credit Suisse	Semi-Annually	3 Month Canadian Dollar Offered Rate	1.14%	06/24/30	710,000	CAD	776	(789)	1,565
Credit Suisse	Semi-Annually	6 Month Euribor	0.00%	09/08/30	780,000	EUR	(1,992)	286	(2,278)
Credit Suisse	Semi-Annually	6 Month Euribor	-0.25%	12/16/30	1,300,000	EUR	5,553	9,895	(4,342)
Credit Suisse	Semi-Annually	1.00%	6 Month Australian Bill	12/16/30	410,000	AUD	6,278	3,973	2,305
Credit Suisse	Semi-Annually	-0.25%	6 Month CHF Libor	12/16/30	800,000	CHF	7,243	4,371	2,872
Credit Suisse	Quarterly	0.50%	3 Month New Zealand Bank Bill Rate	12/16/30	100,000	NZD	(174)	(347)	173
Credit Suisse	Quarterly	3 Month US Libor	1.16%	05/21/35	1,280,000	USD	14,433	(787)	15,220
Credit Suisse	Semi-Annually	1.75%	3 Month Canadian Dollar Offered Rate	06/17/50	100,000	CAD	5,693	4,964	729

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2020

Interest Rate Swaps (continued)
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Semi-Annually	6 Month Euribor	0.25%	12/16/50	40,000	EUR	$(3,809)	$(2,904)	$(905)
Total Net Unrealized Appreciation on Interest Rate Swaps								$43,869	$27,425

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	CD CDXIG528	Quarterly	Buy	1.00%	-	06/20/22	$2,225,000	$6,538	$26,376	$(19,838)
Credit Suisse	CDX.NA.IG.34-V1	Quarterly	Buy	1.00%	-	06/20/23	2,425,000	20,692	28,194	(7,502)
Credit Suisse	CD BA	Quarterly	Buy	1.00%	-	06/20/24	100,000	(6,712)	1,782	(8,494)
Credit Suisse	CD PRU	Quarterly	Buy	1.00%	-	06/20/24	175,000	4,067	2,344	1,723
Credit Suisse	CD INDON	Quarterly	Buy	1.00%	-	06/20/24	550,000	4,274	2,645	1,629
Credit Suisse	CD GE	Quarterly	Buy	1.00%	-	06/20/24	225,000	(1,903)	(2,251)	348
Credit Suisse	CD RUSSIA	Quarterly	Buy	1.00%	-	12/20/24	70,000	(161)	(475)	314
Credit Suisse	CD GE	Quarterly	Buy	1.00%	-	12/20/24	125,000	(2,114)	(1,682)	(432)
Total Net Unrealized Depreciation on Credit Default Swaps									$56,933	$(32,252)

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
10/01/20	Morgan Stanley	76,185	AUD	54,378	USD	$228
11/09/20	Morgan Stanley	116,650	USD	99,093	EUR	352
12/16/20	Morgan Stanley	159,931	AUD	116,416	USD	(1,762)
12/16/20	Morgan Stanley	276,737	CAD	211,619	USD	(4,369)
12/16/20	Morgan Stanley	206,000	EUR	2,280,216	NOK	(1,760)
12/16/20	Morgan Stanley	815,445	EUR	965,164	USD	(7,237)
12/16/20	Morgan Stanley	59,221	GBP	77,986	USD	(1,385)
12/16/20	Morgan Stanley	120,000	GBP	154,731	USD	484
12/16/20	Morgan Stanley	161,838	GBP	207,557	USD	1,774

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2020

Forward Foreign Currency Contracts (continued)
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
12/16/20	Morgan Stanley	21,945,417	JPY	206,728	USD	$1,452
12/16/20	Morgan Stanley	6,006,546	JPY	57,000	USD	(20)
12/16/20	Morgan Stanley	5,719,332	NOK	636,169	USD	(24,774)
12/16/20	Morgan Stanley	561,074	SEK	62,000	USD	752
12/16/20	Morgan Stanley	1,652,209	SEK	187,816	USD	(3,028)
12/16/20	Morgan Stanley	100,148	USD	137,250	AUD	1,754
12/16/20	Morgan Stanley	70,000	USD	93,691	CAD	(166)
12/16/20	Morgan Stanley	129,639	USD	109,407	EUR	1,116
12/16/20	Morgan Stanley	289,235	USD	219,758	GBP	4,986
12/16/20	Morgan Stanley	96,951	USD	910,795	NOK	(413)
12/16/20	Morgan Stanley	403,020	USD	3,850,575	NOK	(8,605)
12/16/20	Morgan Stanley	258,844	USD	395,000	NZD	(2,236)
01/13/21	Morgan Stanley	344,380	USD	267,353	GBP	(1,519)
Total Net Unrealized Depreciation on Forward Foreign Currency Contracts						$(44,376)

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Pound Sterling
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona